Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2017
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

8. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Accrued payroll	24,926	64,526
Accrued expenses	4,176	7,176
Other payables	343	1,137

Total	29,445	72,839